Debt (Non-Recourse Debt Carrying Amounts and Terms) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 14, 2022	Dec. 13, 2022
Unamortized Discounts [Member]
Debt Instrument [Line Items]
Non-Recourse Debt			$ 309	$ 214
Non-recourse Debt, excluding Finance Lease Liabilities			19,429	14,811
Non-recourse Debt Current Maturities	[1]		(1,752)	(1,361)
Non-recourse Debt, excluding Finance Lease Liabilities, Noncurrent	[1]		17,677	13,450
Derivative, notional amount			1,300
Finance Lease, Liability, Noncurrent			169	128
Finance Lease, Liability, Current			6	6
Gain (Loss) on Extinguishment of Debt			(15)	(78)	$ (186)
Proceeds From Issuance Of Nonrecourse Debt			5,788	1,644	4,680
Repayments of Lines of Credit			4,687	2,420	$ 2,479
AES Clean Energy
Debt Instrument [Line Items]
Available-for-sale Securities, Failed Auction, Value				25
AES Clean Energy | Nonrecourse Debt
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt			(12)
Proceeds From Issuance Of Nonrecourse Debt			1,153
AES Clean Energy | Revolving Credit Facilities, Initial Commitments
Debt Instrument [Line Items]
Debt face amount			1,300
Line of Credit Facility, Increase (Decrease), Net			964
AES Hispanola Holdings BV | Nonrecourse Debt
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt		$ 0
Proceeds From Issuance Of Nonrecourse Debt		500
AES Hispanola Holdings BV | JPCB | Nonrecourse Debt
Debt Instrument [Line Items]
Proceeds From Issuance Of Nonrecourse Debt			450
AES Hispanola Holdings BV | Bridge Loan | JPCB
Debt Instrument [Line Items]
Debt face amount			500
Colon | JPCB | Nonrecourse Debt
Debt Instrument [Line Items]
Proceeds From Issuance Of Nonrecourse Debt			$ 50
Mercury Chile Hold Co LLC
Debt Instrument [Line Items]
Proceeds from Contributed Capital		196
Mercury Chile Hold Co LLC | Nonrecourse Debt
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt		0
Proceeds From Issuance Of Nonrecourse Debt		710
Mercury Chile Hold Co LLC | Nonrecourse Debt | Bridge Loan
Debt Instrument [Line Items]
Proceeds From Issuance Of Nonrecourse Debt		350
Mercury Chile Hold Co LLC | 6.5% Senior Notes Due 2027 | Senior Notes [Member]
Debt Instrument [Line Items]
Debt face amount		$ 360
Stated interest rate			6.50%
AES Renewable Holdings
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt			$ (12)
AES Renewable Holdings | AES Renewable Holdings Term Loan due 2027 | Nonrecourse Debt
Debt Instrument [Line Items]
Proceeds From Issuance Of Nonrecourse Debt			632
AES Renewable Holdings | AES Renewable Holdings Credit Facilities
Debt Instrument [Line Items]
Repayments of Lines of Credit			692
AES Clean Energy and sPower (Co-Issuers) | 6.55% Senior Notes Due 2047 | Senior Notes [Member]
Debt Instrument [Line Items]
Debt face amount							$ 647
Stated interest rate							6.55%
AES Clean Energy and sPower (Co-Issuers) | 6.55% Senior Notes Due 2047 Amount Borrowed | Senior Notes [Member]
Debt Instrument [Line Items]
Debt face amount						$ 647
AES Clean Energy Development | 6.55% Senior Notes Due 2047 Amount Borrowed | Senior Notes [Member]
Debt Instrument [Line Items]
Debt face amount			37			$ 37
AES Clean Energy and sPower (Co-Borrowers) | Revolving Credit Facilities, Initial Commitments
Debt Instrument [Line Items]
Debt face amount			2,500	1,200
Line of Credit Facility, Increase (Decrease), Net			1,300
Credit Facility, Commitments Used			$ 1,800
Variable Rate Debt | Bank loans
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			7.42%
Non-Recourse Debt			$ 3,971	2,345
Variable Rate Debt | Notes and bonds
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			1.48%
Non-Recourse Debt			$ 2,137	1,121
Variable Rate Debt | Debt to (or guaranteed by) multilateral, export credit agencies or development banks
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	[2]		6.59%
Non-Recourse Debt	[2]		$ 4	79
Variable Rate Debt | Other
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			6.64%
Non-Recourse Debt			$ 1,234	125
Fixed Rate Debt | Bank loans
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			6.12%
Non-Recourse Debt			$ 461	359
Fixed Rate Debt | Notes and bonds
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			5.05%
Non-Recourse Debt			$ 11,130	10,914
Fixed Rate Debt | Debt to (or guaranteed by) multilateral, export credit agencies or development banks
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	[2]		6.75%
Non-Recourse Debt	[2]		$ 3	3
Fixed Rate Debt | Other
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			4.95%
Non-Recourse Debt			$ 798	$ 79

[1]	Excludes $6 million and $6 million (current) and $169 million and $128 million (noncurrent) finance lease liabilities included in the respective non-recourse debt line items on the Consolidated Balance Sheet as of December 31, 2022 and 2021, respectively. See Note 14—Leases for further information.(3) Excludes $25 million of failed sale-leaseback transaction liabilities included in the non-recourse debt line items on the Consolidated Balance Sheet as of December 31, 2021.
[2]	Multilateral loans include loans funded and guaranteed by bilaterals, multilaterals, development banks and other similar institutions.